NATURE OF BUSINESS (Details) (USD $)	1 Months Ended	0 Months Ended
	Jul. 31, 2014	Jul. 31, 2014
Number of shares held by pre-merger majority stockholder cancelled pursuant to the Split-Off Agreement	23,100,000
Private Placement [Member]
Number of units of securities sold		21,549,510
Sales price per unit of securities sold		$ 1.00
Exercise price of warrants	2.00	$ 2.00
Term of warrants		5 years